FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Parenthetical) (Details) - Summit Holdings - Senior Notes - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
5.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate	5.50%		5.50%
Debt face amount	$ 300,000,000		$ 300,000,000
Senior Notes 5.75%
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate	5.75%	5.75%
Debt face amount	$ 500,000,000	$ 500,000,000
7.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate			7.50%
Debt face amount			$ 300,000,000